Loans and Borrowings - Narrative (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Motor vehicles held for leasing
Disclosure of detailed information about borrowings [line items]
Property, plant and equipment, pledged as security	$ 360	$ 294